Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of equity distribution
	2021	2020	2019
Approval date by Board of Directors	April 29, 2021	November 16, 2020	November 18, 2019
Declared dividends per share to be paid in cash S/.	0.790000	0.23000	0.36000
Declared dividends S/(000):	338,204	98,465	154,119